OPPENHEIMER CAPITAL APPRECIATION FUND
Supplement dated June 26, 2013 to the Prospectus and
Statement of Additional Information, each dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Capital Appreciation Fund (the "Fund"), each dated December 28, 2012, and is in addition to any other supplements.

Effective July 1, 2013:

(Oppenheimer Capital Appreciation Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Capital Appreciation Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.23%	0.99%	1.00%	0.49%	none	none
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.04%
Total Annual Fund Operating Expenses	1.05%	1.81%	1.82%	1.31%	0.82%	0.63%

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer Capital Appreciation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	686	875	1,189	1,757
Class C	287	578	994	2,156
Class N	234	418	723	1,589
Class Y	84	263	457	1,018
Class I	65	202	352	789

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer Capital Appreciation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	186	575	989	1,757
Class C	187	578	994	2,156
Class N	134	418	723	1,589
Class Y	84	263	457	1,018
Class I	65	202	352	789

[1]	Expenses have been restated to reflect current fees.

OPPENHEIMER CAPITAL APPRECIATION FUND
Supplement dated June 26, 2013 to the Prospectus and
Statement of Additional Information, each dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Capital Appreciation Fund (the "Fund"), each dated December 28, 2012, and is in addition to any other supplements.

Effective July 1, 2013:

(Oppenheimer Capital Appreciation Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Capital Appreciation Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.23%	0.99%	1.00%	0.49%	none	none
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.04%
Total Annual Fund Operating Expenses	1.05%	1.81%	1.82%	1.31%	0.82%	0.63%

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer Capital Appreciation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	686	875	1,189	1,757
Class C	287	578	994	2,156
Class N	234	418	723	1,589
Class Y	84	263	457	1,018
Class I	65	202	352	789

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer Capital Appreciation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	186	575	989	1,757
Class C	187	578	994	2,156
Class N	134	418	723	1,589
Class Y	84	263	457	1,018
Class I	65	202	352	789

[1]	Expenses have been restated to reflect current fees.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Appreciation Fund))	0 Months Ended
Jun. 26, 2013
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.05%
Class B
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.81%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.82%
Class N
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.31%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.82%
Class I
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.63%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER CAPITAL APPRECIATION FUND
Central Index Key	dei_EntityCentralIndexKey	0000319767
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 26, 2013
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement [Text Block]	oppenheimer_SupplementTextBlock
OPPENHEIMER CAPITAL APPRECIATION FUND
Supplement dated June 26, 2013 to the Prospectus and
Statement of Additional Information, each dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Capital Appreciation Fund (the "Fund"), each dated December 28, 2012, and is in addition to any other supplements.

Effective July 1, 2013:

(Oppenheimer Capital Appreciation Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Fund Operating Expenses Supplement [Text Block]	oppenheimer_SupplementTextBlock01	The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example Supplement [Text Block]	oppenheimer_SupplementTextBlock02	The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
(Oppenheimer Capital Appreciation Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,790
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	891
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,790
(Oppenheimer Capital Appreciation Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
(Oppenheimer Capital Appreciation Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	994
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,156
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	578
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	994
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,156
(Oppenheimer Capital Appreciation Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,589
(Oppenheimer Capital Appreciation Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	263
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	457
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,018
(Oppenheimer Capital Appreciation Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	789
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	352
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	789
[1]	Expenses have been restated to reflect current fees.